Risks and Financial Instruments - Fair values and the carrying values of the financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Financial assets, carrying value	R$ 10,202,533	R$ 11,860,812
Financial assets, fair value	10,214,435	11,858,848
Financial liabilities, carrying value	18,812,123	18,060,921
Financial liabilities, fair value	R$ 19,997,517	17,935,102
Cash and bank deposits [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 284,992	205,482
Financial assets, fair value	R$ 284,992	205,482
Financial investments local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 1,780,939	3,722,308
Financial assets, fair value	R$ 1,780,939	3,722,308
Financial investments foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 49,448	11,161
Financial assets, fair value	R$ 49,448	11,161
Fixed income securities local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 1,937,967	2,462,018
Financial assets, fair value	R$ 1,937,967	2,462,018
Fixed income securities local currency2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 595,816	2,208
Financial assets, fair value	R$ 595,816	2,208
Fixed income securities local currency3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 76,904	73,089
Financial assets, fair value	R$ 76,904	73,089
Fixed income securities foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 303,417	154,811
Financial assets, fair value	R$ 303,417	154,811
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 682,615	363,329
Financial assets, fair value	R$ 682,615	363,329
Trade receivables [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 3,689,500	4,150,876
Financial assets, fair value	R$ 3,663,247	4,111,971
Reseller financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 800,936	715,530
Financial assets, fair value	R$ 839,090	752,471
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,666,092	1,567,374
Financial liabilities, fair value	R$ 1,666,092	1,567,374
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 6,008,415	6,889,310
Financial liabilities, fair value	R$ 7,268,742	6,840,079
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 5,657,339	5,826,242
Financial liabilities, fair value	R$ 5,603,669	5,770,979
Debentures 1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,030,892	833,213
Financial liabilities, fair value	R$ 1,030,891	833,213
Lease payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 1,588,673	46,066
Financial liabilities, fair value	R$ 1,588,673	46,066
Commodities currency and interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 29,985	43,944
Financial liabilities, fair value	R$ 29,985	43,944
Trade payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 2,700,071	2,731,677
Financial liabilities, fair value	R$ 2,678,808	2,710,352
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 130,657	123,095
Financial liabilities, fair value	R$ 130,657	R$ 123,095